SUBSEQUENT EVENTS - lease agreement (Details) - New Dragonfly $ in Thousands	Feb. 02, 2022 USD ($)
Subsequent Event [Line Items]
Lease agreement term	124 months
Monthly base rent	$ 230
Fix operating expense costs	23
Estimated monthly property taxes	$ 21
Percentage of escalation of monthly base rent	3.00%
Percentage of escalation of fix operating expense costs	2.40%
Subsequent Event
Subsequent Event [Line Items]
Lease agreement term	124 months
Monthly base rent	$ 230
Fix operating expense costs	23
Estimated monthly property taxes	$ 21
Percentage of escalation of monthly base rent	3.00%
Percentage of escalation of fix operating expense costs	2.40%
Term of due of first payment	2 years